SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENT	SUBSEQUENT EVENTManagement received notification from the IRS in regards to the filed VCP approving the identified correction methods completed by management. The IRS issued a signed compliance statement dated May 8, 2026 permitting the plan to retain tax-favored status. The compliance statement is limited to specific failures and periods. Management believes the Plan remains qualified under applicable provisions of the Internal Revenue Code.